UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

Horizon Spin-off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Number
of Shares		Value

	CLOSED-END FUNDS – 0.1%
	FUNDS, TRUSTS AND OTHER FINANCIAL VEHICLES – 0.1%
6,000	Special Opportunities Fund, Inc.	$91,200

	TOTAL CLOSED-END FUNDS (Cost $97,924)	91,200

	COMMON STOCKS – 88.7%
	BASIC MATERIALS – 0.3%
	CHEMICALS-FIBERS – 0.2%
12,400	Rayonier Advanced Materials, Inc.	174,220

	CHEMICALS-SPECIALTY – 0.1%
800	WR Grace & Co.*	80,744
		254,964
	COMMUNICATIONS – 26.6%
	CABLE TV – 1.0%
1,800	Cable One, Inc.*	747,396

	E-COMMERCE– 3.0%
42,400	eBay, Inc.*	1,192,288
36,000	Liberty Interactive Corp. QVC Group - Class A*	1,045,800
		2,238,088

	E-MARKETING/INFORMATION – 1.9%
84,000	New Media Investment Group, Inc.	1,428,840

	INTERNET SECURITY – 1.6%
50,000	Symantec Corp.	1,137,000

	MEDIA – 13.9%
1,200	AMC Networks, Inc. - Class A*	101,064
72,464	EW Scripps Co. - Class A	1,592,034
40,000	Liberty Media Corp. - Class A*	1,512,000
38,000	Liberty Media Corp. - Class C*	1,432,600
19,234	Liberty Ventures*	797,826
77,900	Starz*	3,151,055
54,400	TEGNA, Inc.	1,584,672
		10,171,251
	PUBLISHING INDUSTRIES – 0.3%
27,300	Journal Media Group, Inc.	220,857

	PUBLISHING-NEWSPAPERS – 3.0%
27,200	Gannett Co., Inc.*	344,080
36,000	Tribune Media Co. - Class A	1,817,640
350	Tribune Publishing Co.	5,212
		2,166,932

Horizon Spin-off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	SATELLITE TELECOM – 1.9%
30,000	EchoStar Corp. - Class A*	$1,392,600
		19,502,964
	CONSUMER, CYCLICAL – 14.9%
	AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL – 0.1%
4,800	Horizon Global Corp.*	60,096

	BUILDING-RESIDENTIAL/COMMERCIAL – 3.8%
189,000	TRI Pointe Group, Inc.*	2,797,200

	ELECTRONIC & APPLIANCE STORES – 0.6%
53,600	Sears Hometown and Outlet Stores, Inc.*	438,984

	GENERAL MERCHANDISE STORES – 0.7%
60,600	Sears Canada, Inc.*	347,503
8,000	Sears Holdings Corp.*	172,400
		519,903
	HOLDING COMPANY – 7.1%
64,431	Icahn Enterprises LP	5,233,086

	MOTOR VEHICLE AND PARTS DEALER – 1.9%
22,300	AutoNation, Inc.*	1,390,182

	RESTAURANTS – 0.0%
17	Restaurant Brands International LP	705

	RETAIL-SPORTING GOODS – 0.7%
10,000	Vista Outdoor, Inc.*	471,700
		10,911,856
	CONSUMER, NON-CYCLICAL – 15.6%
	BEVERAGES AND TOBACCO PRODUCT MANUFACTURING – 0.2%
11,600	Crimson Wine Group Ltd.*	106,256

	COMMERCIAL SERVICES-FINANCE – 2.2%
42,400	PayPal Holdings, Inc.*	1,640,880

	MANUFACTURED BRANDS – 6.4%
85,300	Jarden Corp.*	4,691,500

	MEDICAL PRODUCTS – 2.0%
36,000	Halyard Health, Inc.*	1,466,640

	MEDICAL-DRUGS – 0.8%
12,797	Prestige Brands Holdings, Inc.*	609,393

	RENTAL AND LEASING SERVICES – 2.3%
98,400	Hertz Global Holdings, Inc.*	1,671,816

	SCHOOLS – 1.7%
1,800	Graham Holdings Co. - Class B	1,241,208
		11,427,693

Horizon Spin-off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS (Continued)
	DIVERSIFIED – 0.8%
	DIVERSIFIED OPERATION – 0.6%
29,000	Jardine Strategic Holdings Ltd. - ADR	$435,290

	E-COMMERCE – 0.2%
4,600	Liberty TripAdvisor Holdings, Inc. - Class A*	134,734
		570,024
	ENERGY – 5.5%
	OIL & GAS – 5.5%
30,800	Texas Pacific Land Trust	4,027,408

	OIL & GAS EXTRACTION – 0.0%
600	WPX Energy, Inc.*	5,220
		4,032,628
	FINANCIAL – 21.1%
	ASSET MANAGEMENT – 1.2%
15,600	Onex Corp.[1]	894,504

	CABLE DISTRIBUTOR – 2.6%
10,000	Liberty Broadband Corp. - Class A*	539,700
26,000	Liberty Broadband Corp. - Class C*	1,391,780
		1,931,480
	HOLDING COMPANY – 1.1%
92,000	Dundee Corp. - Class A*1	775,652

	INVESTMENT COMPANIES – 2.0%
32,000	American Capital Ltd.*	419,520
21,400	Capital Southwest Corp.	1,050,954
		1,470,474
	LESSORS OF NON-RESIDENTIAL BUILDINGS (EXCEPT MINIWAREHOUSES)– 10.8%
56,400	Howard Hughes Corp.*	7,668,144
14,400	Rouse Properties, Inc.	253,440
		7,921,584
	OTHER EXCHANGES – 0.5%
224,000	Urbana Corp. - Class A	361,373

	REAL ESTATE – 2.9%
2,915	Brookfield Property Partners LP1	59,408
282,000	Dream Unlimited Corp. - Class A*1	2,070,303
		2,129,711
		15,484,778
	INDUSTRIAL – 3.9%
	BUILDING & CONSTRUCT-MISCELLANEOUS – 0.1%
1,333	TopBuild Corp.*	38,347

Horizon Spin-off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
	BUILDING PRODUCTS-WOOD – 0.4%
12,000	Masco Corp.	$316,680

	CONTAINERS-PAPER/PLASTIC – 0.8%
9,360	WestRock Co.*	590,241

	ELECTRICAL EQUIPMENT, APPLIANCE, AND COMPONENT MANUFACTURING – 0.9%
7,500	Danaher Corp.	686,700

	MACHINERY MANUFACTURING – 1.3%
54,000	Manitowoc Co., Inc.	954,180

	MISCELLANEOUS MANUFACTURING – 0.4%
12,000	TriMas Corp.*	282,000
		2,868,148
	TOTAL COMMON STOCKS (Cost $52,845,239)	65,053,055

	WARRANTS – 0.3%
	CONSUMER, CYCLICAL – 0.3%
	GENERAL MERCHANDISE STORES – 0.3%
13,709	Sears Holdings Corp.*	191,926

	TOTAL WARRANTS (Cost $163,458)	191,926

Principal
Amount

	SHORT-TERM INVESTMENTS – 11.1%
$8,163,854	UMB Money Market Fiduciary, 0.01%[2]	8,163,854

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,163,854)	8,163,854

	TOTAL INVESTMENTS – 100.2% (Cost $61,270,475)	73,500,035
	Liabilities in Excess of Other Assets – (0.2)%	(158,980)

	TOTAL NET ASSETS – 100.0%	$73,341,055

ADR – American Depository Receipt
LP – Limited Partnership

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

Note 1 – Organization
The Horizon Spin-off and Corporate Restructuring Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to February 11, 2014, the Fund was known as the Liberty Street Horizon Fund. The Fund seeks to achieve long-term growth of capital. The Fund currently offers three classes of shares: Class A, Class C, and Institutional Class. Class A commenced operations on May 4, 2007. Class C commenced operations on May 24, 2007. Institutional Class commenced operations on July 11, 2007.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost. The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2015 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Contracts
The Fund may utilize forward foreign currency contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. At July 31, 2015, the Fund did not have any forward contracts outstanding.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2015 (Unaudited)

Note 3 – Federal Income Taxes
At July 31, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$61,329,691
Gross unrealized appreciation	$19,333,548
Gross unrealized depreciation	(7,163,204)
Net unrealized appreciation on investments	$12,170,344

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Horizon Spin-off and Corporate Restructuring Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Closed-End Funds	$91,200	$-	$-	$91,200
Common Stocks*	65,053,055	-	-	65,053,055
Warrants	191,926	-	-	191,926
Short-Term Investments	8,163,854	-	-	8,163,854
Total Investments	$73,500,035	$-	$-	$73,500,035

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/29/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/29/15